UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 100.2%
Alabama 0.8%
Alabama, Municipal Securities Trust Certificates, "A", Series 2005-9060, 144A, 3.66% *, 3/10/2011 (a)	9,055,000	9,055,000
Alabama, Puttable Floating Options, Tax-Exempt Receipts, Birmingham Waterworks & Sewer Revenue, Series PT-3935, 144A, 3.68% *, 1/1/2039 (a)	2,300,000	2,300,000
Alabama, Southeast Gas District Revenue, Supply Project, Series A, 3.68% *, 8/1/2027	3,000,000	3,000,000
Austin Trust, Various States, Series 2007-1001, 144A, 3.66% *, 9/1/2041 (a)	7,355,000	7,355,000
Hoover, AL, Board of Education Capital Outlay Warrants, Series D-11, 144A, 3.68% *, 2/15/2027 (a)	4,425,000	4,425,000

		26,135,000

Alaska 1.4%
Alaska, State Housing Finance Corp., Home Mortgage:
Series A, AMT, 3.71% *, 6/1/2032 (a)	30,000,000	30,000,000
Series A, AMT, 3.71% *, 12/1/2036 (a)	12,720,000	12,720,000
Anchorage, AK, Core City, General Obligation, Series II-R, 144A, 3.67% *, 6/1/2019 (a)	2,890,000	2,890,000

		45,610,000
Arizona 0.6%
Arizona, Salt River Project, Agriculture Improvement & Power District Electric System Revenue, "A", 144A, 3.68% *, 1/1/2035	3,000,000	3,000,000
Pinal County, AZ, Electrical District No. 3, Electrical Systems Revenue, Series U-1, 144A, 3.68% *, 10/3/2011	16,995,000	16,995,000

		19,995,000
Arkansas 0.1%
Pocahontas, AR, Industrial Development Revenue, MacLean Esna LP Project, AMT, 3.72% *, 5/1/2015, Northern Trust Co. (b)	2,500,000	2,500,000
California 1.1%
California, Municipal Securities Trust Certificates, Golden State Tobacco, "A", Series 7046, 144A, 3.67% *, 6/1/2047	9,300,000	9,300,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series 3704, AMT, 144A, 3.7% *, 7/1/2045	8,500,000	8,500,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 3.63% *, 3/15/2033	2,200,000	2,200,000
Los Angeles, CA, Community Redevelopment Agency, Multi-Family Housing Revenue, Wilshire Station Apartments, Series A, AMT, 3.71% *, 10/15/2038, Bank of America NA (b)	5,000,000	5,000,000
Sacramento, CA, Housing Authority Multi-Family Revenue, Series 3705, AMT, 144A, 3.7% *, 11/1/2038	10,940,000	10,940,000

		35,940,000
Colorado 3.9%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.67% *, 12/1/2024 (a)	13,370,000	13,370,000
Colorado, Educational & Cultural Facilities Authority Revenue, National Jewish Federal Bond Program, Series A-1, 3.7% *, 9/1/2033, Bank of America NA (b)	1,800,000	1,800,000
Colorado, Educational & Cultural Facilities Authority Revenue, Trinity School Project, 3.65% *, 9/1/2026, Branch Banking & Trust (b)	2,000,000	2,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 3.7% *, 5/1/2033, KeyBank NA (b)	5,000,000	5,000,000
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series B-6, 3.65% *, 3/1/2044	20,000,000	20,000,000
Colorado, Housing & Finance Authority, Multi-Family Housing Grant, Series A, 3.61% *, 5/1/2019, Wells Fargo Bank NA (b)	6,700,000	6,700,000
Colorado, Municipal Securities Trust Certificates, Series 2004-220-A, 144A, 3.67% *, 2/15/2023 (a)	12,930,000	12,930,000
Colorado, Regional Transportation District, Sales Tax Revenue, "A", 144A, 3.68% *, 11/1/2036 (a)	4,150,000	4,150,000
Colorado, State General Fund Revenue, Anticipation Notes, Series A, 4.25%, 6/27/2008	50,000,000	50,233,869
Greenwood Village, CO, Fiddlers Business Improvement District, Series 2, 3.65% *, 12/1/2036, KeyBank NA (b)	10,000,000	10,000,000
Larimer County, CO, School District No. R-1 Poudre, Series R-4535, 144A, 3.67% *, 12/15/2021 (a)	2,765,000	2,765,000

		128,948,869
Delaware 1.5%
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 3.63% *, 5/1/2036, PNC Bank NA (b)	21,585,000	21,585,000
Delaware, UBS Municipal Custodial Residual and Variable Securities, Various States, Series 2007-11, AMT, 144A, 3.71% *, 7/1/2015	9,010,000	9,010,000

Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 3.66% *, 1/1/2016, Citizens Bank of PA (b)	13,250,000	13,250,000
Sussex County, DE, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 3.68% *, 1/1/2013, SunTrust Bank (b)	5,000,000	5,000,000

		48,845,000
District of Columbia 2.1%
District of Columbia, Center for Internships & Academic Revenue, 3.65% *, 7/1/2036, Branch Banking & Trust (b)	3,400,000	3,400,000
District of Columbia, Family & Child Services Revenue, 3.62% *, 7/1/2041, Bank of America NA (b)	10,400,000	10,400,000
District of Columbia, General Obligation:
Series PT-2440, 144A, 3.68% *, 6/1/2024 (a)	1,880,000	1,880,000
Series B-33, 144A, 3.68% *, 6/1/2025 (a)	4,970,000	4,970,000
Series B-34, 144A, 3.68% *, 6/1/2026 (a)	4,000,000	4,000,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Series R-433, AMT, 144A, 3.7% *, 6/1/2038	7,780,000	7,780,000
District of Columbia, Puttable Floating Option, Tax-Exempt Receipts, Series PT-4154, 144A, 3.68% *, 6/1/2031 (a)	14,000,000	14,000,000
District of Columbia, Tax & Revenue Anticipation Notes, 4.25%, 9/28/2007	20,000,000	20,017,479
District of Columbia, UBS Municipal Custodial Residual and Variable Securities, Various States, Series 07-1020, 144A, 3.67% *, 2/1/2031 (a)	5,000,000	5,000,000

		71,447,479
Florida 6.1%
Alachua County, FL, Health Facilities Authority Revenue, Shands Teaching Hospital, Series A, 3.7% *, 12/1/2032, SunTrust Bank (b)	1,500,000	1,500,000
Austin Trust, Various States, Series 2007-129, 144A, 3.67% *, 7/1/2032 (a)	3,235,000	3,235,000
Brevard County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Timber Trace Apartments Project, AMT, 3.68% *, 3/15/2045, Citibank NA (b)	13,600,000	13,600,000
Broward County, FL, Educational Facilities Authority Revenue, Nova Southeastern University, Series C, 3.7% *, 4/1/2024, Bank of America NA (b)	7,700,000	7,700,000
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.67% *, 7/1/2019 (a)	5,780,000	5,780,000
Collier County, FL, Industrial Development Authority Revenue, Allete, Inc. Project, AMT, 3.68% *, 10/1/2025, Wells Fargo Bank NA (b)	2,000,000	2,000,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.68% *, 8/1/2034, Bank One NA (b)	14,115,000	14,115,000
Florida, Housing Financial Corp., Multi-Family Mortgage Revenue, Clear Harbor Apartments, AMT, 3.69% *, 6/15/2042, Citibank NA (b)	5,950,000	5,950,000
Florida, Municipal Securities Trust Certificates, "A", Series 7007, AMT, 144A, 3.69% *, 3/1/2040 (a)	8,250,000	8,250,000
Florida, State Turnpike Authority Revenue, Series R-4041, 144A, 3.67% *, 7/1/2020 (a)	13,370,000	13,370,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.65% *, 3/31/2021, Bank of America NA (b)	10,110,000	10,110,000
Jacksonville, FL, Electric Authority, 3.68%, 9/10/2007	6,800,000	6,800,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Series A, 3.7% *, 8/15/2033, Bank of America NA (b)	10,000,000	10,000,000
Lee County, FL, Airport Revenue, Series 811-X, AMT, 144A, 3.69% *, 10/1/2029 (a)	2,000,000	2,000,000
Miami-Dade County, FL, Housing Finance Authority, Multi-Family Revenue, Series PT-3679, AMT, 144A, 3.72% *, 10/1/2042	5,185,000	5,185,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.64% *, 9/1/2029, Bank of America NA (b)	6,455,000	6,455,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 3.7% *, 9/1/2035, KeyBank NA (b)	5,000,000	5,000,000
Miami-Dade County, FL, School District Revenue, 5.0%, 2/15/2008 (a)	6,495,000	6,543,023
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Series E, AMT, 3.7% *, 3/1/2035, Bank of America NA (b)	1,475,000	1,475,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Marbella Pointe, Series A, AMT, 3.7% *, 4/15/2040	6,000,000	6,000,000

Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 3.67% *, 3/1/2034, Northern Trust Co. (b)	4,165,000	4,165,000
Palm Beach County, FL, Jewish Community Campus Project Revenue, 3.69% *, 3/1/2030, Northern Trust Co. (b)	1,110,000	1,110,000
Palm Beach County, FL, Zoological Society, Inc. Project, 3.62% *, 5/1/2031, Northern Trust Co. (b)	3,900,000	3,900,000
Pasco County, FL, School Board Certificates of Participation, Series R-11084, 144A, 3.67% *, 8/1/2024 (a)	5,790,000	5,790,000
Pinellas County, FL, Health Facilities Authority Revenue, Pooled Hospital Loan Program, 3.7% *, 12/1/2015 (a)	1,000,000	1,000,000
Santa Rosa County, FL, Health Facilities Authority Revenue, Baptist Hospital, Inc., 3.62% *, 10/1/2021, Bank of America NA (b)	6,835,000	6,835,000
Sarasota County, FL, Health Facilities Authority Revenue, Health Care Facilities, Bay Village Project, 3.64% *, 12/1/2023, Bank of America NA (b)	4,820,000	4,820,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 3.67% *, 4/1/2013 (a)	4,490,000	4,490,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.64% *, 11/1/2034, Allied Irish Bank PLC (b)	8,800,000	8,800,000
Tampa, FL, Occupational License Tax, Series 1767, 3.67% *, 4/1/2015 (a)	25,200,000	25,200,000

		201,178,023
Georgia 1.6%
Atlanta, GA, Airport Revenue, Series C-1, 3.64% *, 1/1/2030 (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 3.65% *, 12/1/2030, Branch Banking & Trust (b)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 3.65% *, 5/1/2026, Branch Banking & Trust (b)	2,500,000	2,500,000
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 3.65% *, 8/1/2035, Branch Banking & Trust (b)	2,500,000	2,500,000
Georgia, Municipal Securities Trust Certificates, Main Street Natural Gas, Inc., "A", Series 5025, 144A, 3.66% *, 12/19/2018	3,625,000	3,625,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 3.67% *, 10/1/2036, Branch Banking & Trust (b)	5,500,000	5,500,000
Georgia, State General Obligation, Series H-1, 3.61% *, 12/1/2026	9,600,000	9,600,000
LaGrange, GA, Development Authority Revenue, LaGrange College Project, 3.64% *, 6/1/2031, SunTrust Bank (b)	4,100,000	4,100,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia:
3.63% *, 8/1/2018, SunTrust Bank, Atlanta (b)	3,135,000	3,135,000
3.63% *, 12/1/2018, SunTrust Bank, Atlanta (b)	3,000,000	3,000,000
RBC Municipal Products, Inc. Trust, Various States, Series C-3, 144A, AMT, 3.73% *, 3/1/2016, Royal Bank of Canada (b)	10,000,000	10,000,000

		53,960,000
Hawaii 1.5%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 3.67% *, 7/1/2012 (a)	7,200,000	7,200,000
Hawaii, General Obligation:
Series R-4545, 144A, 3.67% *, 8/1/2020 (a)	5,120,000	5,120,000
Series R-4553, 144A, 3.67% *, 5/1/2023 (a)	8,925,000	8,925,000
Hawaii, Reset Option Certificates Trust II, Various States, Series R-686, AMT, 144A, 3.7% *, 10/1/2027 (a)	7,310,000	7,310,000
Honolulu, HI, City & County General Obligation, 3.7%, 9/5/2007	22,000,000	22,000,000

		50,555,000
Idaho 0.6%
Idaho, State General Obligations, Tax Anticipation Notes, 4.5%, 6/30/2008	20,000,000	20,135,435
Illinois 10.7%
ABN AMRO, Munitops Certificates Trust, Series 2006-53, 144A, 3.67% *, 7/1/2014 (a)	12,000,000	12,000,000
Austin Trust, General Obligation, Various States:
Series 2003, 144A, 3.67% *, 1/1/2026 (a)	5,900,000	5,900,000

Series 2001, 144A, 3.67% *, 12/1/2026 (a)	4,175,000	4,175,000
Austin Trust, Various States, Series 2007-2014, 144A, 3.67% *, 6/1/2034 (a)	17,740,000	17,740,000
Chicago, IL, De La Salle Institute Project Revenue, 3.67% *, 4/1/2027, Fifth Third Bank (b)	4,877,000	4,877,000
Chicago, IL, General Obligation:
Series Z-10, 144A, 3.67% *, 6/29/2029 (a)	3,178,000	3,178,000
"A", 144A, 3.68% *, 1/1/2042 (a)	2,690,000	2,690,000
Chicago, IL, Midway Apartment Revenue, 3.75%, 8/16/2007	5,269,000	5,269,000
Chicago, IL, Multi-Family Housing Revenue, Series F3-D, AMT, 144A, 3.77% *, 7/15/2039	13,305,000	13,305,000
Chicago, IL, Multi-Family Housing Revenue, Central Station Project, Series A, AMT, 3.7% *, 7/15/2039	5,450,000	5,450,000
Chicago, IL, O'Hare International Airport Revenue, Series MT-049, AMT, 144A, 3.69% *, 1/1/2017 (a)	1,995,000	1,995,000
Chicago, IL, O'Hare International Airport Revenue, Pool Trust National, Series 1438, AMT, 144A, 3.76% *, 7/1/2026	26,700,000	26,700,000
Chicago, IL, Solar Eclipse Funding Trust, Series 2006-0003, 144A, 3.8% *, 1/1/2026 (a)	9,315,000	9,315,000
Chicago, IL, Tender Notes, 3.64% *, 2/20/2009, Harris NA (b)	23,000,000	23,000,000
Cook County, IL, Catholic Theological Union Project Revenue, 3.64% *, 2/1/2035, Harris Trust & Savings Bank (b)	6,000,000	6,000,000
Cook County, IL, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 3.7% *, 12/1/2034, LaSalle Bank NA (b)	2,000,000	2,000,000
Hillside, IL, Economic Development Revenue, L&J Technologies Project, AMT, 3.72% *, 7/1/2024, Northern Trust Co. (b)	3,720,000	3,720,000
Illinois, Development Finance Authority, Series D-10, 144A, 3.74% *, 7/15/2023	12,580,000	12,580,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 3.9% *, 12/1/2020, Bank One NA (b)	3,500,000	3,500,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 3.95% *, 4/1/2020, Bank One NA (b)	2,515,000	2,515,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 3.7% *, 8/1/2027, LaSalle Bank NA (b)	3,750,000	3,750,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 3.7% *, 8/1/2019, LaSalle Bank NA (b)	3,500,000	3,500,000
Illinois, Development Finance Authority Revenue, Series B-1, 3.72% *, 10/1/2029, Comerica Bank (b)	3,415,000	3,415,000
Illinois, Development Finance Authority Revenue, Fenwick High School Project, 3.68% *, 3/1/2032, JPMorgan Chase Bank (b)	5,600,000	5,600,000
Illinois, Development Finance Authority Revenue, FXD Chicago Symphony Project, 3.63% *, 12/1/2033, Bank One NA (b)	11,600,000	11,600,000
Illinois, Development Finance Authority Revenue, Goodman Theatre Project, 3.65% *, 12/1/2033, Bank One NA (b)	2,375,000	2,375,000
Illinois, Development Finance Authority Revenue, Museum of Contemporary Art Project, 3.63% *, 2/1/2029, Bank One NA (b)	2,500,000	2,500,000
Illinois, Finance Authority Revenue, "A", 144A, 3.68% *, 12/1/2042	8,565,000	8,565,000
Illinois, Finance Authority Revenue, Clare Oaks:
Series C, 3.65% *, 11/1/2040, Sovereign Bank FSB (b)	5,000,000	5,000,000
Series D, 3.65% *, 11/1/2040, Sovereign Bank FSB (b)	10,000,000	10,000,000
Illinois, Finance Authority Revenue, UBS Municipal CRV Floaters, Series 06-2001, 144A, 3.66% *, 7/1/2009	5,000,000	5,000,000
Illinois, Finance Authority, Student Housing Revenue, Dekalb LLC Project, Series A, 3.68% *, 7/1/2038, Sovereign Bank FSB (b)	4,500,000	4,500,000
Illinois, Municipal Securities Trust Certificates, "A", Series 3081, 144A, 3.67% *, 6/9/2021 (a)	3,760,000	3,760,000
Illinois, Munitops II Trust, Series 2007-29, 144A, 3.67% *, 6/1/2027 (a)	13,000,000	13,000,000
Illinois, Regional Transportation Authority, Series A-23, 144A, 3.68% *, 7/1/2030 (a)	4,910,000	4,910,000
Illinois, Reset Optional Certificates Trust II, Various States, Series R-1076, 144A, 3.67% *, 4/1/2029 (a)	6,040,000	6,040,000
Illinois, Sales Tax Revenue, Series R-4516, 144A, 3.67% *, 6/15/2023	4,445,000	4,445,000
Illinois, State General Obligation:
Series PT-3524, 144A, 3.67% *, 1/1/2020	10,485,000	10,485,000
Series PT-1750, 144A, 3.68% *, 12/1/2010 (a)	5,240,000	5,240,000

Illinois, University of Illinois Revenue, "A", 144A, 3.68% *, 4/1/2035 (a)	14,300,000	14,300,000
Justice, IL, Multi-Family Housing Revenue, Candlewood Apartments Project, AMT, 3.72% *, 1/15/2033	10,700,000	10,700,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 3.7% *, 3/1/2018, LaSalle National Bank (b)	1,435,000	1,435,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.72% *, 1/1/2015, Northern Trust Co. (b)	6,500,000	6,500,000
Municipal Securities Trust Certificates, "A", Series 3031, 144A, 3.67% *, 4/10/2025 (a)	6,805,000	6,805,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 3.7% *, 7/1/2020, LaSalle Bank NA (b)	2,080,000	2,080,000
Will & Kendall Counties, IL, Community School District No. 202, Series R-4031, 144A, 3.67% *, 1/1/2023 (a)	2,560,000	2,560,000
Woodridge, IL, Du Page Will & Cook Counties, Industrial Development Revenue, Morey Realty Group, Inc. Project, AMT, 3.89% *, 12/1/2016, Bank One NA (b)	3,430,000	3,430,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 3.69% *, 4/1/2042, Wells Fargo Bank NA (b)	28,000,000	28,000,000

		355,404,000
Indiana 2.4%
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 3.72% *, 11/30/2017, Northern Trust Co. (b)	3,700,000	3,700,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 3.65% *, 5/1/2036, Sovereign Bank FSB (b)	9,400,000	9,400,000
Indiana, Health Facility Financing Authority Revenue, Clark Memorial Hospital, Series A, 3.68% *, 4/1/2024, Bank One NA (b)	2,000,000	2,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 3.7% *, 6/1/2022, LaSalle Bank NA (b)	5,000,000	5,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 3.7% *, 6/1/2022, LaSalle Bank NA (b)	4,900,000	4,900,000
Indiana, State Finance Authority, Environmental Revenue, Ispat Inland, Inc., 3.6% *, 6/1/2035, Royal Bank of Scotland (b)	11,000,000	11,000,000
Indiana, State Finance Authority, Water Facilities Revenue, Series 111, 144A, AMT, 3.7% *, 10/1/2036 (a)	2,695,000	2,695,000
Indiana, Transportation Finance Authority Highway Revenue:
Series R-4528, 144A, 3.67% *, 6/1/2018 (a)	2,260,000	2,260,000
Series B-21, 144A, 3.68% *, 12/1/2022 (a)	2,070,000	2,070,000
Indiana, University Revenue, 3.7%, 9/12/2007	5,000,000	5,000,000
Indianapolis, IN, Local Public Import Bond Bank, Macon Trust, Series P, 144A, AMT, 3.7% *, 1/1/2030 (a)	3,120,000	3,120,000
Montgomery County, IN, Series 94-B, 3.78%, 8/13/2007	13,340,000	13,340,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.68% *, 5/1/2025, LaSalle National Bank (b)	4,650,000	4,650,000
Terre Haute, IN, Westminster Village Revenue, Series A, 3.65% *, 8/1/2036, Sovereign Bank FSB (b)	9,245,000	9,245,000

		78,380,000
Iowa 0.4%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems, Series B, 3.61% *, 7/1/2015 (a)	3,400,000	3,400,000
Iowa, Finance Authority Student Housing Revenue, Des Moines LLC Project, Series A, 3.66% *, 6/1/2039, Citibank NA (b)	10,000,000	10,000,000

		13,400,000
Kansas 0.1%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 3.76% *, 12/1/2036, Marshall & Ilsley (b)	3,650,000	3,650,000
Kentucky 4.1%
Branch Banking & Trust Municipal Trust, Various States, Series 2008, 144A, 3.67% *, 11/1/2025 (a)	9,995,000	9,995,000

Danville, KY, Multi-City Lease:
3.75%, 8/24/2007	615,000	615,000
3.8%, 8/24/2007	28,585,000	28,585,000
Kentucky, Asset/Liability Commission General Fund Revenue, Series R-11126, 144A, 3.67% *, 11/1/2027 (a)	5,610,000	5,610,000
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare, Series B, 3.64% *, 8/15/2031 (a)	15,000,000	15,000,000
Kentucky, Kentucky, Inc., Public Energy Authority, Gas Supply Revenue, Series A, 3.68% *, 8/1/2016	63,222,000	63,222,000
Louisville & Jefferson County, Lehman Municipal Trust Receipts, Various States, Series 06-F10, 144A, 3.72% *, 8/1/2022	6,656,428	6,656,428
Shelby County, KY, Lease Revenue, Series A, 3.7% *, 9/1/2034, US Bank NA (b)	4,515,000	4,515,000
Somerset, KY, Blakley Family YMCA, Inc. Project, 3.68% *, 4/1/2015, Fifth Third Bank (b)	2,415,000	2,415,000

		136,613,428
Louisiana 1.0%
Austin Trust, Various States, Series 2009, 144A, 3.67% *, 12/1/2022 (a)	5,320,000	5,320,000
Louisiana, Public Facilities Authority Revenue, Diocese Houma-Thibodaux Project, 3.64% *, 12/1/2036, Allied Irish Bank PLC (b)	4,000,000	4,000,000
Louisiana, State Gas & Fuels Tax Revenue, "A", 144A, 3.68% *, 5/1/2036 (a)	5,000,000	5,000,000
Louisiana, State Municipal Natural Gas Purchasing & District Authority, Series 1411Q, 144A, 3.67% *, 3/15/2014, JPMorgan Chase & Co. (b)	13,612,000	13,612,000
Louisiana, State Offshore Term Authority, Deep Water Port Revenue, Loop LLC Project, 3.63% *, 10/1/2019, JPMorgan Chase Bank (b)	5,900,000	5,900,000

		33,832,000
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 3.62% *, 7/1/2022 (a)	8,835,000	8,835,000
Maine, State Housing Authority Mortgage Purchase:
Series H, AMT, 3.62% *, 11/15/2034	5,000,000	5,000,000
Series G, AMT, 3.68% *, 11/15/2037	5,000,000	5,000,000

		18,835,000
Maryland 0.6%
Maryland, State Economic Development Corp. Revenue, YMCA Central Maryland Project, 3.65% *, 4/1/2031, Branch Banking & Trust (b)	3,850,000	3,850,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 3.63% *, 10/15/2020	15,000,000	15,000,000

		18,850,000
Massachusetts 1.8%
Massachusetts, State Development Finance Agency Revenue, Bridgewell, Inc., Series A, 3.64% *, 6/1/2030, KeyBank NA (b)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Governor Dummer Academy, 3.65% *, 8/1/2036, Citizens Bank of MA (b)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Tabor Academy, Series A, 3.65% *, 12/1/2036, Citizens Bank of MA (b)	7,805,000	7,805,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 3.67% *, 9/1/2041, TD BankNorth NA (b)	6,250,000	6,250,000
Massachusetts, State General Obligation, Series R-11130, 144A, 3.66% *, 10/1/2018 (a)	7,900,000	7,900,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Hillcrest Extended Care, Series A, 3.62% *, 10/1/2026, Bank of America NA (b)	17,540,000	17,540,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 3.65% *, 3/1/2028	9,000,000	9,000,000

		58,495,000
Michigan 3.3%
Detroit, MI, Revenue Anticipation Notes, 4.5%, 3/1/2008, ScotiaBank (b)	20,600,000	20,692,375
Detroit, MI, City School District, Series PT-1844, 144A, 3.67% *, 5/1/2011 (a)	6,680,000	6,680,000

Detroit, MI, Sewer Disposal Revenue, Series B, 3.66% *, 7/1/2033 (a)	1,800,000	1,800,000
Flushing, MI, General Obligation, Community Schools, Series R-4517, 144A, 3.67% *, 5/1/2023	5,145,000	5,145,000
Forest Hills, MI, Public Schools, Series 1791, 144A, 3.67% *, 5/1/2009	10,465,000	10,465,000
Michigan, Higher Education Facilities Authority Revenue, Spring Arbor University, 3.66% *, 11/1/2030, Comerica Bank (b)	3,435,000	3,435,000
Michigan, Municipal Bond Authority Revenue, Series A, 4.5%, 8/20/2007, Bank of Nova Scotia (b)	7,125,000	7,127,993
Michigan, Municipal Securities Trust Certificates, "A", Series 9054, 144A, 3.66% *, 4/20/2011	6,770,000	6,770,000
Michigan, State Building Authority Revenue, Series PZ-140, 144A, 3.68% *, 10/15/2023 (a)	5,810,000	5,810,000
Michigan, State Certificates of Participation, Series 530, 144A, 3.66% *, 9/1/2011 (a)	4,625,000	4,625,000
Michigan, State General Obligation, 3.6%, 10/10/2007	37,500,000	37,468,381

		110,018,749
Minnesota 2.2%
Minnesota, Enhanced Return Puttable Floating Option, Tax-Exempt Receipts, Series 1061, 144A, 3.7% *, 6/1/2013	10,760,000	10,760,000
Minnesota, Municipal Securities Trust Certificates, Minneapolis & St. Paul, "A", Series 2007-290, 144A, 3.67% *, 12/23/2014 (a)	4,985,000	4,985,000
Minnesota, School District Tax & Aid, Anticipation, Borrowing Program Certificates, 4.5%, 9/5/2007	27,000,000	27,015,065
Minnesota, State General Obligation:
Series R-4065, 144A, 3.67% *, 8/1/2023	3,840,000	3,840,000
5.0%, 8/1/2007	5,500,000	5,500,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series M, AMT, 3.68% *, 1/1/2036	21,955,000	21,955,000

		74,055,065
Missouri 1.8%
Kansas City, MO, Industrial Development Authority Revenue, KC Downtown Arena Project, Series C, 3.64% *, 4/1/2040 (a)	21,930,000	21,930,000
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.69% *, 3/1/2030, American National Bank & Trust (b)	14,000,000	14,000,000
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Church, Series A, 3.74% *, 7/1/2029, Bank of America NA (b)	9,735,000	9,735,000
Platte County, MO, Industrial Development Authority Industrial Revenue, Complete Home Concepts, Series A, AMT, 3.71% *, 1/1/2039, Columbian Bank (b)	6,800,000	6,800,000
Springfield, MO, Public Utilities Revenue, Series 1559, 144A, 3.67% *, 8/1/2014 (a)	6,790,000	6,790,000

		59,255,000
Nebraska 0.9%
Nebraska, American Public Energy Agency, Gas Supply Revenue, Series A, 3.61% *, 12/1/2015	1,057,000	1,057,000
Nebraska, American Public Energy Agency, Gas Supply Revenue, National Public Gas Agency Project, Series A, 3.61% *, 2/1/2014	17,450,000	17,450,000
Nebraska, Investment Finance Authority, Single Family Housing Revenue, Series B, AMT, 3.68% *, 9/1/2036	10,375,000	10,375,000

		28,882,000
Nevada 0.1%
Truckee Meadows, NV, Water Authority Revenue, Series 2007-120, 144A, 3.67% *, 7/1/2023 (a)	4,000,000	4,000,000
New Hampshire 0.8%
New Hampshire, Health & Education Facilities Authority Revenue, Currier Museum of Art, 3.64% *, 8/1/2036, Citizens Bank of NH (b)	14,000,000	14,000,000
New Hampshire, Health & Education Facilities Authority Revenue, LRG Healthcare, Series B, 3.67% *, 1/1/2032, JPMorgan Chase Bank (b)	8,390,000	8,390,000

New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of New Hampshire, Inc. Project, AMT, 3.71% *, 9/1/2012, Wachovia Bank NA (b)	6,000,000	6,000,000

		28,390,000
New Jersey 0.4%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 3.73% *, 4/1/2026, National Bank of Canada (b)	3,000,000	3,000,000
New Jersey, Municipal Securities Trust Certificates, "A", Series 2006-3009, 144A, 3.67% *, 8/24/2023 (a)	7,265,000	7,265,000
New Jersey, Reset Option Certificates Trust, Various States, Series R-684Z, 144A, 3.67% *, 12/15/2036 (a)	2,580,000	2,580,000
New Jersey, State Transportation Trust Fund Authority, Series PZ-139, 144A, 3.66% *, 12/15/2032 (a)	1,485,000	1,485,000

		14,330,000
New Mexico 0.3%
Albuquerque, NM, Airport Facilities Revenue, Series A, 3.66% *, 7/1/2020 (a)	5,000,000	5,000,000
Farmington, NM, Hospital Revenue, San Juan Regional Medical Center Project, Series B, 3.64% *, 6/1/2028, Bank of Nova Scotia (b)	4,500,000	4,500,000

		9,500,000
New York 0.7%
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series CC-1, 3.64% *, 6/15/2038	20,000,000	20,000,000
Port Authority of New York & New Jersey, 3.67%, 10/11/2007	2,060,000	2,060,000
Schenectady County, NY, Industrial Development Agency, Civic Facility Revenue, Sunnyview Hospital, Series B, 3.64% *, 8/1/2033, KeyBank NA (b)	2,205,000	2,205,000

		24,265,000
North Carolina 1.1%
North Carolina, Capital Facilities Finance Agency Educational Revenue, Forsyth Country Day School, 3.65% *, 12/1/2031, Branch Banking & Trust (b)	5,400,000	5,400,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 3.65% *, 8/1/2030, Branch Banking & Trust (b)	5,000,000	5,000,000
North Carolina, Medical Care Community Hospital Revenue, Iredell Memorial Hospital, 3.67% *, 10/1/2037, Bank of America NA (b)	4,900,000	4,900,000
North Carolina, Medical Care Community Hospital Revenue, Southeastern Regional Medical Center, 3.65% *, 6/1/2037, Branch Banking & Trust (b)	2,500,000	2,500,000
North Carolina, Medical Care Community, Health Care Facilities Revenue, First Mortgage-Friends Homes, 3.63% *, 9/1/2033, Bank of America NA (b)	10,000,000	10,000,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, First Mortgage-United Methodist:
Series B, 3.65% *, 10/1/2008, Branch Banking & Trust (b)	3,650,000	3,650,000
Series B, 3.65% *, 10/1/2035, Branch Banking & Trust (b)	5,000,000	5,000,000

		36,450,000
Ohio 4.1%
Akron Bath Copley, OH, Joint Township Hospital District Revenue, Health Care Facility Summner Project, 3.64% *, 12/1/2032, KBC Bank NV (b)	5,130,000	5,130,000
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 3.67% *, 6/1/2032, Wachovia Bank NA (b)	9,175,000	9,175,000
Butler County, OH, Healthcare Facilities Revenue, LifeSphere Project, 3.64% *, 5/1/2030, U.S. Bank NA (b)	6,960,000	6,960,000
Cleveland, OH, Airport Systems Revenue, Series PT-3731, 144A, 3.67% *, 1/1/2021 (a)	13,780,000	13,780,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 3.64% *, 12/1/2032 (a)	7,325,000	7,325,000
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.64% *, 2/1/2035, National City Bank (b)	10,170,000	10,170,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 3.63% *, 12/1/2027, National City Bank (b)	3,735,000	3,735,000
Montgomery County, OH, Catholic Health Revenue, Series B-1, 3.65% *, 4/1/2037	32,500,000	32,500,000

Ohio, Clipper Tax-Exempt Certificate Trust, Series 2006-8, AMT, 144A, 3.7% *, 11/1/2008	9,000,000	9,000,000
Ohio, Housing Finance Agency, Mortgage Revenue, Residential-Mortgage Backed, Series D, AMT, 3.69% *, 9/1/2036	15,000,000	15,000,000
Ohio, Reset Optional Certificates Trust II, Various States, Series R-9033, 144A, 3.67% *, 12/1/2031 (a)	2,285,000	2,285,000
Ohio, State Higher Educational Facilities Communication Revenue, Series R-751-CE, 144A, 3.67% *, 1/15/2046	6,500,000	6,500,000
Ohio, State Higher Educational Facility Revenue, Cleveland Institution Music Project, 3.64% *, 5/1/2030, National City Bank (b)	5,000,000	5,000,000
Summit County, OH, Port Authority Facilities Revenue, Barberton YMCA Project, 3.69% *, 6/1/2017, National City Bank (b)	4,100,000	4,100,000
Summit County, OH, Revenue Bonds, Western Reserve Academy Project, 3.64% *, 10/1/2027, KeyBank NA (b)	5,185,000	5,185,000

		135,845,000
Oklahoma 1.7%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 3.68% *, 11/1/2018, SunTrust Bank (b)	5,200,000	5,200,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 3.64% *, 7/1/2032 (a)	50,085,000	50,085,000

		55,285,000
Oregon 1.4%
Austin Trust, Various States, Series 2007-313, 144A, 3.68% *, 12/1/2039	8,805,000	8,805,000
Forest Grove, OR, Student Housing Revenue, Oak Tree Foundation Project, Series A, 3.64% *, 3/1/2036, KeyBank NA (b)	8,000,000	8,000,000
Oregon, State Department of Administrative Services, Certificates of Participation, Series PT-1679, 144A, 3.68% *, 11/1/2012 (a)	4,125,000	4,125,000
Oregon, State General Obligation, Veterans Welfare, Series 86, 3.7% *, 6/1/2040	5,000,000	5,000,000
Portland, OR, Economic Development, Broadway Project, Series A, 3.64% *, 4/1/2035 (a)	4,500,000	4,500,000
Portland, OR, Sewer System Revenue, Series PT-2435, 144A, 3.68% *, 10/1/2023 (a)	1,990,000	1,990,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
3.66% *, 5/1/2034, Bank of America NA (b)	9,175,000	9,175,000
3.66% *, 5/1/2037, Bank of America NA (b)	5,665,000	5,665,000

		47,260,000
Pennsylvania 4.2%
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 3.61% *, 7/15/2028	5,000,000	5,000,000
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 3.64% *, 7/1/2023, Wachovia Bank NA (b)	5,785,000	5,785,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, First Energy, Series B, 3.64% *, 12/1/2041, Royal Bank of Scotland (b)	5,000,000	5,000,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 3.66% *, 11/1/2017 (a)	18,965,000	18,965,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 3.65% *, 6/1/2033, Allied Irish Bank PLC (b)	2,180,000	2,180,000
Lehman Municipal Trust Receipts, Pennsylvania Economic Development, Series 06-FC3-D, AMT, 144A, 3.77% *, 6/1/2031	5,900,000	5,900,000
Luzerne County, PA, Industrial Development Authority Revenue, Pennsummit Tubular LLC, Series A, AMT, 3.73% *, 2/1/2021, Wachovia Bank NA (b)	3,100,000	3,100,000
Montgomery County, PA, Industrial Development Authority, Pollution Control Revenue, Series B, AMT, 3.67% *, 10/1/2034, Wachovia Bank NA (b)	4,160,000	4,160,000
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue:
Series MT-047, AMT, 144A, 3.68% *, 11/1/2021	14,990,000	14,990,000
Series V, AMT, 144A, 3.71% *, 11/1/2028	6,000,000	6,000,000
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 82-B, AMT, 3.69% *, 4/1/2034	17,650,000	17,650,000
Pennsylvania, Reset Option Certificates Trust, Various States, Series R-682, 144A, 3.67% *, 11/1/2031 (a)	2,600,000	2,600,000

Pennsylvania, State Higher Educational Facilities Authority Revenue, Association of Independent Colleges & Universities, Series L-3, 3.65% *, 5/1/2028, PNC Bank NA (b)	5,100,000	5,100,000
Pennsylvania, State Higher Educational Facilities Authority, Hospital Revenue, Series MT-042, 144A, 3.67% *, 1/1/2024	6,385,000	6,385,000
Philadelphia, PA, School District, Tax & Revenue Anticipation Notes, Series A, 4.5%, 6/27/2008, Bank of America NA (b)	35,000,000	35,238,839

		138,053,839
South Carolina 3.0%
Charleston County, SC, School District, Tax Anticipation Notes, 4.25%, 4/15/2008	43,200,000	43,362,454
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 3.77% *, 9/1/2011	3,300,000	3,300,000
South Carolina, Educational Facilities Authority for Private Nonprofit Institutions, Coker College, 3.68% *, 6/1/2019, Wachovia Bank NA (b)	3,945,000	3,945,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc., Project, 3.65% *, 9/1/2028, Branch Banking & Trust (b)	5,000,000	5,000,000
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Sisters of Charity Hospitals, 3.64% *, 11/1/2032, Wachovia Bank NA (b)	13,385,000	13,385,000
South Carolina, Macron Trust, Various States, Series 2007-303, 144A, 3.68% *, 2/1/2012, Bank of America NA (b)	9,080,000	9,080,000
South Carolina, Municipal Securities Trust Certificates, "A", Series 2005-245, 144A, 3.67% *, 5/15/2024 (a)	10,755,000	10,755,000
South Carolina, Public Service Revenue, 3.75%, 8/2/2007	10,218,000	10,218,000

		99,045,454
Tennessee 5.6%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Siskin Rehab Project, 3.67% *, 6/1/2028, Bank of America NA (b)	2,800,000	2,800,000
Clarksville, TN, Public Building Authority Revenue, Pooled Financing Tennessee Municipal Bond Fund:
3.62% *, 11/1/2027, Bank of America NA (b)	9,490,000	9,490,000
3.67% *, 11/1/2035, Bank of America NA (b)	100,000	100,000
Memphis-Shelby County, TN, Sports Authority Income Revenue, Memphis Arena Project, Series A, 3.63% *, 11/1/2028 (a)	9,150,000	9,150,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 3.67% *, 7/1/2034, Bank of America NA (b)	15,000,000	15,000,000
Nashville & Davidson County, TN, Metropolitan Government, 3.74%, 8/17/2007	15,000,000	15,000,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Ensworth School Project, 3.63% *, 12/1/2027, SunTrust Bank (b)	3,400,000	3,400,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Housing Old Hickory Towers, Series A, AMT, 144A, 3.72% *, 1/1/2030, Wachovia Bank NA (b)	3,596,000	3,596,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Jackson Grove Apartments, Series A, AMT, 3.69% *, 4/1/2036, Marshall & Ilsley (b)	10,000,000	10,000,000
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series 1418, 144A, 3.67% *, 3/1/2018	17,995,000	17,995,000
Series R-11117, 144A, 3.67% *, 2/1/2023	19,365,000	19,365,000
Series 1889, 144A, 3.68% *, 3/1/2021	5,440,000	5,440,000
Series C05, 144A, 3.69% *, 9/1/2026	5,880,000	5,880,000
Tennessee, Municipal Securities Trust Certificates, "A", Tennessee Energy, Series 2006-275, 144A, 3.66% *, 4/2/2020	4,995,000	4,995,000
Tennessee, Tennergy Corp., Gas Revenue, Series 1258Q, 144A, 3.67% *, 11/1/2013	25,290,000	25,290,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.67% *, 5/1/2016	37,670,000	37,670,000

		185,171,000
Texas 12.7%
ABN AMRO, Munitops Certificates Trust:

Series 2004-38, 144A, 3.67% *, 2/15/2011	9,205,000	9,205,000
Series 2006-59, 144A, 3.67% *, 8/1/2013	10,000,000	10,000,000
Series 2007-28, 144A, 3.67% *, 8/15/2015 (a)	10,800,000	10,800,000
Series 2007-01, 144A, 3.67% *, 2/15/2027	15,650,000	15,650,000
Aldine, TX, Independent School District, Series 827, 144A, 3.68% *, 1/1/2012	2,905,000	2,905,000
Austin Trust, Various States, Series 2007-164, 144A, 3.67% *, 11/15/2033 (a)	5,435,000	5,435,000
Austin, TX, Electric Utility Systems Revenue, Series R-1057, 144A, 3.67% *, 11/15/2021 (a)	4,745,000	4,745,000
Austin, TX, General Obligation, Various States, Series 2007-127, 144A, 3.67% *, 8/15/2028 (a)	8,000,000	8,000,000
Clear Creek, TX, Independent School District, Series 04, 144A, 3.68% *, 2/15/2029 (a)	4,495,000	4,495,000
Corpus Christi, TX, Utility System Revenue, Series PT-1816, 144A, 3.69% *, 7/15/2010 (a)	3,855,000	3,855,000
Cypress-FairBanks, TX, Independent School District, Series PT-2512, 144A, 3.68% *, 2/15/2022	3,600,000	3,600,000
Dallas, TX, Independent School District, Series 6038, 144A, 3.67% *, 8/15/2024	6,110,000	6,110,000
Harris County, TX, Health Facilities Development Corp. Revenue, St. Luke's Episcopal Health Charities, Series A, 3.65% *, 2/15/2032 (a)	14,000,000	14,000,000
Harris County, TX, Hospital District Revenue, 3.67%, 1/23/2008	24,251,000	24,251,000
Harris County, TX:
Series 1099, 144A, 3.67% *, 8/15/2009 (a)	2,800,000	2,800,000
Series 1111, 144A, 3.67% *, 8/15/2009 (a)	3,845,000	3,845,000
Harris County, TX, Tax Anticipation Notes:
4.0%, 2/29/2008	40,000,000	40,078,099
4.5%, 2/29/2008	49,000,000	49,234,313
Hidalgo County, TX, General Obligation, Series R-2148, 144A, 3.67% *, 8/15/2024 (a)	7,310,000	7,310,000
Jefferson County, TX, Health Facilities Development Corp., Series A-83, 144A, 3.68% *, 8/15/2021 (a)	3,535,000	3,535,000
Keller, TX, Independent School District, Series 2007-122, 144A, 3.67% *, 8/15/2032	3,090,000	3,090,000
Lubbock, TX, Independent School District, School Building, 3.62% *, 2/1/2030	8,550,000	8,550,000
North Texas, Higher Educational Authority, Inc., Student Loan Revenue, Series A, AMT, 3.7% *, 12/1/2041, Bank of America NA (b)	25,000,000	25,000,000
Northside, TX, Independent School District, Series 1301, 144A, 3.68% *, 12/15/2013	4,595,000	4,595,000
Plano, TX, Independent School District, Series PT-2428, 144A, 3.68% *, 2/15/2024	5,370,000	5,370,000
San Antonio, TX, Electric & Gas Revenue, Series PT-1700, 144A, 3.69% *, 2/1/2010	6,485,000	6,485,000
San Antonio, TX, Water Revenue, Series 66, 144A, 3.66% *, 5/15/2037 (a)	7,100,000	7,100,000
Texas, A & M University Revenues, Series 944, 144A, 3.68% *, 5/15/2013	1,780,000	1,780,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 3.7% *, 10/1/2039, CitiBank NA (b)	5,500,000	5,500,000
Texas, Gulf Coast Industrial Development Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project, AMT, 3.74% *, 10/1/2032, Calyon Bank (b)	3,700,000	3,700,000
Texas, Lower Colorado River Authority, 3.7%, 9/6/2007	20,000,000	20,000,000
Texas, Macon Trust, Various States, Series 2007-307, AMT, 3.71% *, 4/1/2009	23,995,000	23,995,000
Texas, Municipal Securities Trust Certificates, "A", Series 2005-235, 144A, 3.67% *, 4/5/2023 (a)	6,035,000	6,035,000
Texas, State Turnpike Authority, Central Texas Turnpike System Revenue, Series 1407, 144A, 3.66% *, 8/15/2042 (a)	4,745,000	4,745,000
Texas, Upper Trinity Regional Water Distribution Revenue, 3.75%, 8/6/2007	15,550,000	15,550,000
Texas, Water Development Board Revenue, Series PT-2187, 144A, 3.66% *, 7/15/2021	12,670,000	12,670,000
University of Texas, University Revenue:
3.66%, 8/14/2007	20,003,000	20,003,000
3.68%, 8/14/2007	16,000,000	16,000,000

		420,021,412
Utah 1.3%
Davis County, UT, Tax & Revenue Anticipation Notes, 4.5%, 12/27/2007	10,000,000	10,031,352
Utah, Water Finance Agency Revenue:
Series A-12, 3.64% *, 10/1/2035 (a)	10,000,000	10,000,000
Series A-16, 3.64% *, 7/1/2036 (a)	5,000,000	5,000,000

Series A-17, 3.67% *, 12/1/2032 (a)	10,000,000	10,000,000
Utah, Water Finance Agency Revenue, Tender Option, Series A-18, 3.67% *, 3/1/2027 (a)	10,000,000	10,000,000

		45,031,352
Vermont 0.6%
Austin Trust, Various States, Series 2007-1004, 144A, AMT, 3.7% *, 5/1/2038 (a)	7,340,000	7,340,000
Vermont, Housing Finance Agency, Series A, AMT, 3.7% *, 5/1/2037 (a)	12,800,000	12,800,000

		20,140,000
Virginia 3.0%
Alexandria, VA, Redevelopment & Multi-Family Housing Authority Revenue, Fairfield Village Square Project, Series A, AMT, 3.69% *, 1/15/2039	4,000,000	4,000,000
Fairfax County, VA, Economic Development Authority Revenue, Mount Vernon Ladies Association Project, 3.63% *, 6/1/2037, SunTrust Bank (b)	5,000,000	5,000,000
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 3.73% *, 8/1/2020, Wachovia Bank NA (b)	3,800,000	3,800,000
James City County, VA, Economic Development Authority Residential Care Facility, Virginia United Methodist Homes, Series C, 3.72% *, 7/1/2017, LaSalle Bank NA (b)	50,000,000	50,000,000
Norfolk, VA, State General Obligations, AMT, 3.7% *, 8/1/2037	12,000,000	12,000,000
RBC Municipal Products, Inc. Trust, Various States, Series C-2, AMT, 144A, 3.73% *, 1/1/2014, Royal Bank of Canada (b)	9,935,000	9,935,000
Virginia Port Authority, Facility Revenue, "A", AMT, 144A, 3.71% *, 7/1/2036 (a)	9,390,000	9,390,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster-Cantenbury:
Series B, 3.65% *, 1/1/2010, Branch Banking & Trust (b)	2,055,000	2,055,000
Series B, 3.65% *, 1/1/2035, Branch Banking & Trust (b)	1,955,000	1,955,000

		98,135,000
Washington 3.3%
Clark County, WA, Public Utility District No. 001, Electric Revenue, Series F4-D, 144A, 3.72% *, 10/1/2007	11,390,000	11,390,000
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 3.69% *, 9/1/2035, US Bank NA (b)	1,655,000	1,655,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 3.67% *, 12/1/2023 (a)	1,265,000	1,265,000
Port Seattle, WA, General Obligation:
3.71%, 8/2/2007	13,625,000	13,625,000
3.79%, 8/2/2007	2,370,000	2,370,000
3.8%, 8/2/2007	2,955,000	2,955,000
Port Tacoma, WA, General Obligation, Series R-4036, 144A, 3.67% *, 12/1/2025 (a)	5,815,000	5,815,000
Washington, Municipal Securities Trust Certificates:
"A", Series 9058, 144A, 3.66% *, 9/23/2010 (a)	9,990,000	9,990,000
"A", Series 2006-250, 144A, 3.66% *, 8/14/2015 (a)	7,545,000	7,545,000
Washington, State General Obligation, Series PZ-106, 144A, 3.68% *, 1/1/2020 (a)	8,370,000	8,370,000
Washington, State General Obligations, Series R-7059, 144A, 3.67% *, 1/1/2027 (a)	5,100,000	5,100,000
Washington, State Health Care Facilities Authority Revenue, Seattle Cancer Care, 3.65% *, 3/1/2035, KeyBank NA (b)	3,885,000	3,885,000
Washington, State Housing Finance Commission, Series PA-1430, AMT, 144A, 3.69% *, 6/1/2037	2,935,000	2,935,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Echo Lake Senior Apartment Project, AMT, 3.69% *, 7/15/2040	8,985,000	8,985,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Lake City Senior Apartments Project, Series A, AMT, 3.69% *, 7/1/2039	2,000,000	2,000,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 3.69% *, 9/15/2039	4,000,000	4,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.7% *, 10/1/2041, Wells Fargo Bank NA (b)	3,525,000	3,525,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Merrill Gardenes of Tacoma, Series A, AMT, 3.7% *, 9/15/2040, Bank of America NA (b)	8,000,000	8,000,000

Washington, State Housing Finance Commission, Nonprofit Revenue, YMCA Tacoma-Pierce County Project, 3.64% *, 12/1/2032, U.S. Bank NA (b)	3,670,000	3,670,000
Washington, State Housing Finance Commission, Nonprofit Revenue, Eastside Catholic School, Series A, 3.65% *, 7/1/2038, KeyBank NA (b)	4,000,000	4,000,000

		111,080,000
Wisconsin 1.4%
Milwaukee, WI, Sewer Revenue, Series R-4500, 144A, 3.67% *, 6/1/2022 (a)	3,565,000	3,565,000
Milwaukee County, WI, Airport Revenue, Series PT-3726, AMT, 144A, 3.69% *, 12/1/2026 (a)	2,625,000	2,625,000
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.68% *, 12/1/2009, Bank of America NA (b)	3,000,000	3,000,000
Wisconsin, Clipper Tax-Exempt Certificates Trust, 144A, 3.71% *, 9/1/2017	6,755,000	6,755,000
Wisconsin, Puttable Floating Options, Tax-Exempts Receipts, Wisconsin State Transition Revenue, Series PT-3929, 144A, 3.68% *, 7/1/2026 (a)	6,830,000	6,830,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Amery Regional Medical Center, Inc., Series A, 3.72% *, 5/1/2036, Fifth Third Bank (b)	8,630,000	8,630,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic, Series B, 3.65% *, 1/15/2036, Marshall & Ilsley (b)	5,000,000	5,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Mercy Alliance, Inc., 3.64% *, 6/1/2022, Marshall & Ilsley (b)	10,000,000	10,000,000

		46,405,000
Wyoming 0.3%
Sweetwater County, WY, Environmental Improvement Revenue, Simplot Phosphates LLC, AMT, 3.73% *, 7/1/2026, Rabobank Nederland (b)	10,000,000	10,000,000
Multi-State 3.0%
Branch Banking & Trust Municipal Trust, Various States:
Series 1005, 144A, 3.7% *, 6/1/2022, Branch Banking & Trust (b)	9,950,000	9,950,000
Series 1003, 144A, 3.7% *, 4/1/2022, Branch Banking & Trust (b)	18,555,000	18,555,000
Lehman Municipal Trust Receipts, Various States:
Series 2007-P38W-D, 144A, 3.7% *, 2/1/2027	4,800,000	4,800,000
Series K40W-D, AMT, 144A, 3.72% *, 12/1/2036 (a)	4,955,000	4,955,000
Series K39W-D, AMT, 144A, 3.72% *, 7/1/2038	5,710,000	5,710,000
Puttable Floating Option, Tax-Exempt Receipts:
Series EC1000-1166, 144A, 3.69% *, 7/1/2020 (a)	21,645,000	21,645,000
Series PZP-020, 144A, 3.71% *, 8/1/2031	10,385,000	10,385,000
UBS Municipal Custodial Residual and Variable Securities, Various States, 144A, 3.71% *, 8/1/2036	22,120,000	22,120,000

		98,120,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,321,448,105)	100.2	3,321,448,105
Other Assets and Liabilities, Net	(0.2)	(6,971,630)

Net Assets	100.0	3,314,476,475

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2007.

(a)		Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	8.1
Financial Guaranty Insurance Company	6.4

Financial Security Assurance, Inc.	6.2
MBIA Corporation	5.0

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007